Taxes on Income - Roll-Forward of Total Amounts of Company's Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Balance at beginning of year	$ 18,301	$ 17,243	$ 13,239
Increases in unrecognized tax benefits as a result of tax positions taken during the year	1,121	4,269	7,893
Decrease in unrecognized tax benefits as a result of tax positions taken during a prior year, net	(121)	(1,582)	(317)
Decreases in unrecognized tax benefits as a result of statute of limitations expirations and tax audits	(985)	(1,629)	(3,572)
Balance at end of year	$ 18,316	$ 18,301	$ 17,243